Employee Benefits - Schedule of Plan Assets Invested (Detail)	Dec. 31, 2022	Dec. 31, 2021
Puerto Rico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	40.00%	42.00%
Debt instruments	24.00%	21.00%
Others	36.00%	37.00%
Total	100.00%	100.00%
Brazil [member]
Disclosure of fair value of plan assets [line items]
Debt instruments	92.00%	94.00%
Others	8.00%	6.00%
Total	100.00%	100.00%
Mexico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	74.00%	74.00%
Debt instruments	26.00%	26.00%
Total	100.00%	100.00%